Operating Leases - Minimum lease payments under non-cancellable leases are receivable (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease by minimum lease payments receivable under noncancellable operating lease
Total sublease income	€ 174,000	€ 625,000	€ 196,000
Future minimum lease payments under non-cancellable leases are receivable		174,000	463,000
Less than 1 year
Operating lease by minimum lease payments receivable under noncancellable operating lease
Future minimum lease payments under non-cancellable leases are receivable		€ 174,000	€ 463,000